Cover Page	Mar. 16, 2020
Cover page.
Document Type	8-K
Document Period End Date	Mar. 16, 2020
Entity Registrant Name	PIXELWORKS, INC
Entity Central Index Key	0001040161
Amendment Flag	false
Entity Incorporation, State or Country Code	OR
Entity File Number	000-30269
Entity Tax Identification Number	91-1761992
Entity Address, Address Line One	226 Airport Parkway, Suite 595
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	408
Local Phone Number	200-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PXLW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false